INVESTMENT MANAGERS SERIES TRUST II
235 W. Galena Street
Milwaukee, WI 53212

April 27, 2022

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Investment Managers Series Trust II (the “Trust”) Registration Statement on Form N-14 (File No. 333- )

Ladies and Gentlemen:

We are filing the Trust’s Registration Statement under the Securities Act of 1933, as amended, on Form N-14, including exhibits thereto. The Combined Proxy Statement and Prospectus contained in this filing relate to the reorganization of The SPAC and New Issue ETF, The De-SPAC ETF, The Short De-SPAC ETF, FOMO ETF, Revere Sector Opportunity ETF and Tuttle Capital Short Innovation ETF, each a series of the Collaborative Investment Series Trust, into the AXS SPAC and New Issue ETF, AXS De-SPAC ETF, AXS Short De-SPAC ETF, AXS FOMO ETF, AXS Revere Sector Opportunity ETF and AXS Short Innovation ETF, each a newly-created series of the Trust.

Please contact me at (626) 385-5777 with your questions or comments regarding this Registration Statement. I may also be reached at diane.drake@mfac-ca.com.

Sincerely,

/s/ Diane J. Drake

Diane J. Drake
Secretary